Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (959,779)	$ (1,151,865)	$ (2,648,946)	$ 1,339,504
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest income on investments held in Trust Account	(107,453)	(704,501)	(850,641)	(6,009,585)
Expenses paid by related party		133,221	175,323	80,020
Finance costs – discount on debt issuance	235,630	59,940	78,039	179,819
Return of capital subscription shares expense	164,000
Gain on change in fair value of return of capital subscription shares liability	(16,400)
Changes in operating assets and liabilities:
Prepaid franchise taxes			(41,585)	287,447
Prepaid expenses and other assets	(28,319)
Prepaid income taxes	(9,765)	(475,743)	(601,348)
Due to related party	10,000
Due from Sponsor			(15,510)
Accounts payable and accrued expenses	940,003	951,241	1,687,600	2,599,027
Franchise tax payable		(27,986)	(75,086)	(192,909)
Income tax payable		(1,540,792)	(1,540,792)	820,571
Excise tax payable	(888,340)		888,340
Net cash used in operating activities	(660,423)	(2,756,485)	(2,944,606)	(896,106)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited into Trust Account	(50,122)	(300,289)	(358,003)	(420,000)
Cash withdrawn from Trust Account in connection with redemption	3,335,294	10,179,663	21,677,622	239,604,919
Cash deposited to Trust Account to refund over withdrawal				(327,875)
Cash withdrawn from Trust Account to pay franchise and income taxes	195,437	252,108	252,108	2,749,989
Net cash provided by investing activities	3,480,609	10,131,482	21,571,727	241,607,033
CASH FLOWS FROM FINANCING ACTIVITIES
Reimbursements to related party			(54,314)
Redemptions of Class A common stock	(3,335,294)	(10,179,663)	(21,677,622)	(239,604,919)
Proceeds from promissory note – related party	500,000	800,000	1,000,000	300,000
Proceeds from Polar Subscription Agreement	400,000
Proceeds from convertible note – related party		422,182	422,182
Payment of due to related party		(44,314)
Net cash used in financing activities	(2,435,294)	(9,001,795)	(20,309,754)	(239,304,919)
NET CHANGE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	384,892	(1,626,798)	(1,682,633)	1,406,008
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD	142,260	1,824,893	1,824,893	418,885
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	527,152	198,095	142,260	1,824,893
Cash	527,152	159,864	142,260
Cash and cash equivalents – restricted		38,231		1,824,893
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	527,152	198,095	142,260	1,824,893
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax		2,199,449	2,199,449
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Excise tax payable attributable to redemption of Class A common stock		101,797	216,777	2,396,049
Reversal of excise tax payable attributable to redemption of common stock	$ 2,612,826
Class A common stock to be transferred to fund promissory note			162,894
Due from Sponsor in relation to extension payments				$ 120,000